Income taxes - Disclosure of effective rate of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Loss before income taxes	$ (82,823)	$ (48,325)
Applicable tax rate	26.50%	26.50%
Tax recovery at statutory rate	$ (21,948)	$ (12,806)
Mexican mining royalty	1,655	84
Impact of foreign tax rates	185	(31)
Non-deductible expenses	4,931	3,544
Losses not recognized	19,800	9,888
Income tax expense (recovery)	$ 4,623	$ 679